Long Term Interest-Bearing Bank Deposits	6 Months Ended
Jun. 30, 2023
Long Term Interest-Bearing Bank Deposits [Abstract]
LONG TERM INTEREST-BEARING BANK DEPOSITS

NOTE 5 – LONG TERM INTEREST-BEARING BANK DEPOSITS

	June 30,	December 31,
(in thousands)	2023	2022
Bank deposits in U.S.$ (annual average interest rates 4.22%)	$7,159	$-
Total long-term interest-bearing bank deposits	$7,159	$-